Financial Assets and Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Borrowings [abstract]
Convertible senior notes	€ 399,900
Total financial liabilities	753,587	€ 767,359
Convertible senior notes	588,219
Lease liabilities	122,863
Trade payables	131,438
Total financial liabilities	842,520
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Convertible senior notes	399,880	399,186
Lease liabilities	105,501	€ 109,191
Trade payables	131,438
Total financial liabilities	636,819
Within 1 year [member]
Borrowings [abstract]
Convertible senior notes	11,897
Lease liabilities	13,565
Trade payables	131,438
Total financial liabilities	156,900
Within 1 to 5 years [member]
Borrowings [abstract]
Convertible senior notes	41,638
Lease liabilities	51,967
Trade payables	0
Total financial liabilities	93,605
After 5 years [member]
Borrowings [abstract]
Convertible senior notes	534,684
Lease liabilities	57,331
Trade payables	0
Total financial liabilities	€ 592,015